Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	PERRITT FUNDS INC
Central Index Key	0001286087
Amendment Flag	false
Document Creation Date	Feb. 28, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013
Perritt MicroCap Opportunities Fund | Perritt MicroCap Opportunities Fund | Investor Class
Risk/Return:
Trading Symbol	PRCGX
Perritt Ultra MicroCap Fund | Perritt Ultra MicroCap Fund | Investor Class
Risk/Return:
Trading Symbol	PREOX